Mainland China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mainland China Contribution Plan
Company contributions to defined contribution plan	$ 1,394,608	$ 2,148,785	$ 3,251,420